Loans - Loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2020
Accounts, Notes, Loans and Financing Receivable
Unearned Income		$ 203,234	$ 180,983
Loans held-in-portfolio, net of unearned income		29,385,196	27,406,873
Loans held-for-sale, at lower of cost or fair value		99,455	59,203
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral		6,500,000	6,700,000
Loans-held-in portfolio served as collateral to secure credit facilities authorized with the FHLB		4,100,000	4,600,000
Recorded investment current		27,115,643	25,603,271
Mortgage loans related to buy-back option program		29,588,430	27,587,856
Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		7,890,680	7,183,532
Recorded investment current		6,114,778	5,884,089
Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		1,028,064	460,133
Past Due 90 Days or More | Mortgages
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		1,014,481	439,662
Buy back option program
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans		862,000	104,000
Mortgage loans related to buy-back option program		57,000	103,000
Bulk loan repurchase | GNMA
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans	$ 687,900
FRB Advances
Accounts, Notes, Loans and Financing Receivable
Loans served as collateral to secure debt obligations		2,400,000	2,100,000
Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		21,573,280	20,180,232
Recorded investment current		19,426,598	18,451,825
Puerto Rico | Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		6,770,143	6,166,748
Recorded investment current		5,057,991	4,897,894
Puerto Rico | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		1,028,061	460,133
Puerto Rico | Past Due 90 Days or More | Mortgages
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		1,014,481	439,662
Popular U.S.
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		7,811,916	7,226,641
Recorded investment current		7,689,045	7,151,446
Popular U.S. | Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		1,120,537	1,016,784
Recorded investment current		1,056,787	986,195
Popular U.S. | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		3	0
Popular U.S. | Past Due 90 Days or More | Mortgages
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		$ 0	0
ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			153,000
Recorded investment current				$ 134,000
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing				144,000
ASC Subtopic 310-30 | Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			134,000
Recorded investment current				134,000
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing				$ 125,000
ASC Subtopic 310-30 | Popular U.S.
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			$ 19,000